Company financial information	12 Months Ended
Dec. 31, 2025
Company financial information
Company financial information

29. Company financial information

  This note has been included in these consolidated financial statements in accordance with the requirements of Regulation S-X rule 12.04 Condensed financial information of registrant. The financial information provided below relates to the individual company financial statements for the Company as presented in accordance with IFRS Accounting Standards as issued by the IASB. The statement of comprehensive income and the statement of cash flows reflect the years ended December 31, 2025, 2024 and 2023.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with IFRS Accounting Standards have been condensed or omitted. The footnote disclosures contain supplemental information only and, as such, these statements should be read in conjunction with the notes to the accompanying consolidated financial statements.

The individual company financial information has been prepared using the same accounting policies as set out in the consolidated financial statements, except that investments in subsidiaries are included at cost less any provision for impairment in value.

The functional currency of the Company is euro and accordingly, the individual company financial statements set out below is presented in euro.

(i)	Statement of comprehensive income

	Year ended December 31,
	2025	2024	2023
	€’m	€’m	€’m
Dividend income (iv)	199	—	—
Other income	17	14	—
Other external charges	(2)	(2)	(2)
Finance expense	(42)	(22)	(5)
Profit/(loss) before exceptional items	172	(10)	(7)
Exceptional operating (costs)/income (v)	(3)	1	1
Exceptional finance income (v)	7	13	55
Impairment of investments in subsidiary undertakings (vi)	(555)	(400)	—
(Loss)/profit before tax	(379)	(396)	49
Income tax credit	—	3	—
(Loss)/profit and total comprehensive (expense)/income for the year	(379)	(393)	49

(ii)	Statement of financial position

	At December 31,
	2025	2024
	€’m	€’m
Non-current assets
Investments in subsidiary undertakings	2,446	3,001
	2,446	3,001
Current assets
Amounts receivable from subsidiary undertakings	19	15
Other receivables and prepayments	7	3
	26	18
Total assets	2,472	3,019

Equity attributable to owners of the parent
Equity share capital	6	256
Share premium	5,097	5,097
Legal reserve	1	1
Other reserves	(1,832)	(1,832)
Retained earnings	(1,662)	(1,051)
Total equity	1,610	2,471

Non-current liabilities
Amounts payable to subsidiary undertakings (vii)	809	256
Amounts payable to related parties (viii)	2	9
Other liabilities	—	1
	811	266

Current liabilities
Amounts payable to subsidiary undertakings	45	282
Other liabilities	6	-
	51	282
Total liabilities	862	548
Total equity and liabilities	2,472	3,019

(iii) Statement of cash flows

	Year ended December 31,
	2025	2024	2023
	€’m	€’m	€’m
Cash flows from/(used in) operating activities
Cash generated from/(used in) operations	11	(2)	(2)
Net cash from/(used in) operating activities	11	(2)	(2)
Cash flows from investing activities
Dividends received	199	—	—
Net cash received from investing activities	199	—	—
Cash flows (used in)/from financing activities
Proceeds from borrowings with subsidiary undertakings	274	245	246
Dividends paid (ix)	(234)	(243)	(244)
Redemption of Preferred Shares (x)	(250)	—	—
Net cash (used in)/from financing activities	(210)	2	2
Net decrease in cash and cash equivalents	—	—	—
Cash and cash equivalents at the beginning of the year	—	—	—
Exchange gains on cash and cash equivalents	—	—	—
Cash and cash equivalents at end of year	—	—	—

(iv) Dividend income

During the year the Company received dividends of €199 million from its subsidiary, Ardagh Metal Packaging Group Sarl (2024: nil).

(v) Exceptional (costs)/income

Exceptional operating costs of €3 million has been recognized for the year ended December 31, 2025 (2024: income of €1 million, 2023: income of €1 million) primarily relating to legal fees and transaction related real estate transfer tax. Exceptional finance income comprised of a net €7 million gain on movements in the fair market values on the Earnout Shares and Public and Private Warrants (2024: €13 million, 2023: €55 million).

(vi) Impairment of investments in subsidiary undertakings

At December 31, 2025, Management has assessed the recoverable amount of its investments in subsidiary undertakings and concluded that an impairment charge of €555 million should be recognized (2024: €400 million, 2023: €nil). The Company uses the fair value less cost of disposal (“FVLCD”) model for the purposes of its impairment test. In assessing FVLCD, Management uses a market approach, which includes, as key assumptions, the valuation multiple which a market participant would apply to risk-Adjusted EBITDA.

(vii) Amounts payable to subsidiary undertakings after one year

Amounts payable to subsidiary undertakings relate to term loans with the Company’s subsidiary, Ardagh Metal Packaging Treasury Limited.

(viii) Amounts payable to related parties

Amounts payable to related parties at December 31, 2025 relate to the Earnout Shares which are issuable by AMPSA to the Ardagh Group - see notes 22 and 26.

(ix) Dividends paid

During the year the Company paid dividends to its equity holders of €234 million (2024: €243 million, 2023: €244 million). The ordinary dividend paid to equity holders is denominated in U.S dollar and the year on year movement is attributable to foreign exchange rate fluctuations.

(x) Redemption of Preferred Shares

On December 2, 2025, the Company redeemed its 56,306,306 non-convertible non-voting 9% cumulative Preferred Shares with a nominal value of €4.44 each, issued to Ardagh Group in July 2022, for a total consideration of €250 million. The Preferred Shares were subsequently canceled on December 9, 2025.

(xi) Commitments and contingencies

The Company has guaranteed certain liabilities of a number of its subsidiaries for the year ended December 31, 2025 including guarantees under Section 357 of the Irish Companies Act, 2014 and Section 264 of the German Commercial Code. Furthermore, the Company has assumed joined and several liability in accordance with Section 403, Book 2 of the Dutch Civil Code for the liabilities of a number of its Dutch subsidiaries.

With exception of the above guarantees the Company had no commitments and contingencies at December 31, 2025.

(xii) Additional information

The following reconciliations are provided as additional information to satisfy the Schedule I SEC Requirements for parent-only financial information and are presented in both euro and U.S. dollars.

	Year ended December 31,
	2025	2024	2023
	€'m	€'m	€'m
IFRS profit/(loss) reconciliation:
Parent only-IFRS (loss)/profit for the year	(379)	(393)	49
Additional gain/(loss) if subsidiaries had been accounted for using the equity method of accounting as opposed to cost	389	390	(95)
Consolidated IFRS profit/(loss) for the year	10	(3)	(46)

	At December 31,
	2025	2024
	€’m	€’m
IFRS equity reconciliation:
Parent only-IFRS equity	1,610	2,471
Additional loss if subsidiaries had been accounted for using the equity method of accounting as opposed to cost	(2,184)	(2,602)
Consolidated-IFRS equity	(574)	(131)

	Year ended December 31,
	2025	2024	2023
	$'m	$'m	$'m
IFRS profit/(loss) reconciliation:
Parent only-IFRS (loss)/profit for the year	(424)	(427)	53
Additional gain/(loss) if subsidiaries had been accounted for using the equity method of accounting as opposed to cost	435	424	(103)
Consolidated IFRS profit/(loss) for the year	11	(3)	(50)

	At December 31,
	2025	2024
	$'m	$'m
IFRS equity reconciliation:
Parent only-IFRS equity	1,892	2,567
Additional loss if subsidiaries had been accounted for using the equity method of accounting as opposed to cost	(2,567)	(2,703)
Consolidated-IFRS equity	(675)	(136)